UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Semi-annual report for the six months ended April 30, 2015

American Funds College Target Date Series seeks to help investors saving for higher education. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on preservation as the enrollment date approaches.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end). The gross and net expense ratios shown are as of the series prospectus dated January 1, 2015.

	Cumulative	Average annual
	total returns	total returns	Gross	Net
Class 529-A shares	1 year	Lifetime*	expense ratio	expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2033 FundSM	—	–4.41%	0.90%†	0.80%†
American Funds College 2030 Fund®	0.85%	10.15	0.89	0.79
American Funds College 2027 Fund®	0.86	8.81	0.89	0.79
American Funds College 2024 Fund®	0.76	7.27	0.89	0.79
American Funds College 2021 Fund®	0.27	5.52	0.83	0.73
American Funds College 2018 Fund®	0.74	4.02	0.85	0.75
American Funds College 2015 Fund®	–1.18	0.28	0.90	0.80

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund®	–0.27	–0.31	0.94	0.84

*Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.

†The expense ratios for College 2033 Fund are estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. The series investment adviser is currently waiving its management fee of 0.10%. After December 31, 2015, the adviser may modify or terminate the waiver, but only with the approval of the series board. In addition, the investment adviser has in the past reimbursed certain expenses for all funds. The gross annual fund operating expense ratios do not reflect the fee waiver. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver, without which they would be higher. Expense ratios include the weighted average expenses of the underlying funds.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment strategies for American Funds College Target Date Series
6	Investment portfolios
14	Financial statements
20	Notes to financial statements
32	Financial highlights

Fellow investors:

Continued economic improvement in the U.S. and in certain markets abroad helped all the funds of the American Funds College Target Date Series post gains for the six months ended April 30, 2015. While the funds posted positive returns, only College 2033 Fund (with an inception date of March 27, 2015) outpaced its benchmark index, the S&P Target Date To 2035 Index.

We remain focused on long-term investing on behalf of our shareholders and their college-bound beneficiaries, and note that most of the longer dated funds maintain an advantage over their benchmarks since the inception of the series, as seen in the table on page 3.

It’s important to remember that — while all of the funds have a conservative tilt —the nearer dated funds in particular hold assets for investors whose beneficiaries are at or approaching enrollment. These funds have met their primary objective, which is preservation of capital.

The stock market

The U.S. economy continues to recover. Economic data were mostly positive over the period. The unemployment rate has fallen, yet concerns about wage growth linger. The U.S. Federal Reserve has reiterated that the central bank would proceed slowly in hiking interest rates later this year.

The economic picture is more mixed overseas. Macroeconomic risks in Europe remain; however, aside from Greece’s structural debt problems, there has been considerable stabilization in the region. Investor optimism was bolstered by the start of the European Central Bank’s (ECB) bond-buying initiative, which is designed to encourage lending and stimulate economic growth, and by market forces such as accelerating retail sales and rising export activity. Europe has significant long-term issues to face, but if the Greece situation can be managed, the prospects for the region look brighter than they may have seemed in recent years.

Developing markets are dealing with some large adjustments. The biggest story is China, which is experiencing a considerable slow down. It looks as if China’s policy response is, thus far, striking a good balance between long-term structural reforms and ensuring the downturn doesn’t unfold too rapidly.

In the first quarter of 2014, Japan came out of recession. Because Japan’s recovery is muted, the Bank of Japan left its stimulus program unchanged. Japan’s economy is not decisively out of the woods, and structural reforms have taken longer than investors had hoped.

The bond market

Bonds rallied toward the end of the period, with investors favoring U.S. bonds for their relative value as yields in Europe and Japan hit record lows. U.S. investment-grade (rated BBB/Baa and above) corporate bonds generated

American Funds College Target Date Series	1

positive returns, and high-yield corporates gained slightly but were volatile. Steep declines in oil prices prompted a sell-off of energy-related issuers’ bonds earlier in the period; there has been some recovery since then.

Mortgage securities have done better than many investors may have expected. Treasury Inflation-Protected Securities, which struggled when the price of oil dramatically declined, partly recovered.

Most currencies weakened substantially against the U.S. dollar, which had an adverse impact on earnings and total returns for dollar-based investors in many markets. Strong results from non-U.S. holdings helped offset that, which highlights how our active investment philosophy helps manage currency exposures in the funds that comprise the series.

The big picture

The U.S. economy has room to continue growing even with the potential for modest interest rate hikes through the rest of 2015. There has been tremendous focus on when the Fed will start “tightening” (i.e. raising interest rates), but perhaps more turns on how fast it will tighten. That in turn will depend on the health of the U.S. economy. The Fed will have to start cautiously, and monitor the market reaction to its moves, to avoid adverse consequences.

As structural and institutional reforms in Europe continue, this can help decrease the chance of another recession in the euro zone. Questions remain regarding the economic health of China, and how effective policy reforms can be in cushioning its economic slowdown. We continue to find potential investment opportunities in all of these markets and elsewhere, and we will continue to do our best to take advantage of them on behalf of the funds’ investors.

The series’ collection of mutual funds adds to diversification, yet there are still macroeconomic exposures. At the fund level, portfolio managers are constantly thinking about defensive opportunities to help protect against the next potential downturn. That determination varies in every cycle.

The series

College 2033 Fund launched in March, and the College 2015 Fund will be rolled into the Enrollment Fund on June 26. These are scheduled events that reflect the age and timeframe of new college-bound beneficiaries. We also would like to welcome portfolio manager Jody Jonsson to the Portfolio Oversight Committee that monitors the American Funds College Target Date Series.

Thank you for your investment in American Funds College Target Date Series and for your continued faith in our long-term investment approach.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley
President

June 16, 2015

For current information about the series, visit americanfunds.com.

2	American Funds College Target Date Series

Results at a glance

For periods ended April 30, 2015, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime*

American Funds College 2033 Fund	—	—	2.00%
S&P Target Date To 2035 Index[1]	—	—	1.11

American Funds College 2030 Fund	3.06%	6.52%	12.43
S&P Target Date To 2030 Index[1]	3.25	6.04	9.27

American Funds College 2027 Fund	2.50	5.96	10.89
S&P Target Date To 2025 Index[1]	3.04	5.73	8.39

American Funds College 2024 Fund	1.86	5.34	9.19
S&P Target Date To 2025 Index[1]	3.04	5.73	8.39

American Funds College 2021 Fund	1.58	4.27	7.30
S&P Target Date To 2020 Index[1]	2.80	5.39	7.47

American Funds College 2018 Fund	2.01	4.75	5.72
S&P Target Date To 2015 Index[1]	2.55	5.00	6.46

American Funds College 2015 Fund	1.15	2.65	1.97
Barclays U.S. Aggregate Index[2]	2.06	4.46	2.31

American Funds College Enrollment Fund	0.93	1.95	0.71
Barclays U.S. Aggregate 1-5 Year Index[3]	1.15	2.02	1.23
Barclays Intermediate U. S. Aggregate Index[4]	1.72	3.56	1.88

*Since September 14, 2012, for all funds except College 2033 Fund, which began March 27, 2015.

[1]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets Equities, U.S. REITs, International REITs, Core Fixed Income, Cash Equivalents, TIPS, High-Yield Corporate Bonds and Commodities. Each asset class is represented in the indexes via a different exchange traded fund.
[2]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.
[4]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.

American Funds College Target Date Series	3

Investment strategies for American Funds College Target Date Series

Launched in September 2012, the American Funds College Target Date Series was designed to provide an off-the-shelf, low maintenance investment option for parents who want to use a 529 savings plan to save for college.

About the series

An investor simply needs to select the Target Date Series fund that corresponds to the projected enrollment year of the student. American Funds takes care of the asset allocation and the fund selection and adjusts these over time as the enrollment date approaches.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

4	American Funds College Target Date Series

American Funds College Target Date Series Glide Path

The target allocations shown are as of January 1, 2015, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com. On September 17, 2014, the series board of trustees approved the issuance of College 2033 Fund and the merger of College 2015 Fund into College Enrollment Fund. College 2033 Fund commenced operations on March 27, 2015. The merger of College 2015 Fund into College Enrollment Fund is anticipated to be completed on June 26, 2015; however, the series reserves the right to delay the closing of the merger.

American Funds College Target Date Series	5

American Funds College 2033 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 20%
EuroPacific Growth Fund, Class R-6	10,739	$551
The Growth Fund of America, Class R-6	12,273	550
		1,101

Growth-and-income funds 70%
Capital World Growth and Income Fund, Class R-6	22,841	1,102
Fundamental Investors, Class R-6	20,684	1,102
International Growth and Income Fund, Class R-6	24,707	826
The Investment Company of America, Class R-6	21,921	826
		3,856

Fixed income funds 10%
Capital World Bond Fund, Class R-6	13,846	275
U.S. Government Securities Fund, Class R-6	19,394	276
		551

Total investment securities 100% (cost: $5,512,000)		5,508
Other assets less liabilities 0%		29

Net assets 100%		$5,537

See Notes to Financial Statements

6	American Funds College Target Date Series

American Funds College 2030 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 14%
EuroPacific Growth Fund, Class R-6	437,179	$22,423
The Growth Fund of America, Class R-6	1,091,382	48,981
		71,404

Growth-and-income funds 53%
Capital World Growth and Income Fund, Class R-6	1,478,787	71,322
Fundamental Investors, Class R-6	1,257,214	66,959
International Growth and Income Fund, Class R-6	1,486,688	49,715
The Investment Company of America, Class R-6	1,986,798	74,882
Washington Mutual Investors Fund, Class R-6	183,224	7,558
		270,436

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	1,641,886	50,784

Fixed income funds 23%
Capital World Bond Fund, Class R-6	1,288,328	25,625
The Bond Fund of America, Class R-6	1,037,278	13,401
U.S. Government Securities Fund, Class R-6	5,409,925	76,821
		115,847

Total investment securities 100% (cost: $485,739,000)		508,471
Other assets less liabilities 0%		162

Net assets 100%		$508,633

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2027 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth funds 9%
The Growth Fund of America, Class R-6	877,412	$39,378

Growth-and-income funds 44%
American Mutual Fund, Class R-6	195,673	7,324
Capital World Growth and Income Fund, Class R-6	815,180	39,316
International Growth and Income Fund, Class R-6	1,295,519	43,322
The Investment Company of America, Class R-6	1,550,443	58,436
Washington Mutual Investors Fund, Class R-6	1,065,487	43,952
		192,350

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	1,507,690	46,633

Fixed income funds 37%
American Funds Mortgage Fund, Class R-6	680,386	6,987
Capital World Bond Fund, Class R-6	968,157	19,257
The Bond Fund of America, Class R-6	5,670,548	73,263
U.S. Government Securities Fund, Class R-6	4,338,642	61,609
		161,116

Total investment securities 100% (cost: $420,342,000)		439,477
Other assets less liabilities 0%		(212)

Net assets 100%		$439,265

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College 2024 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 37%
American Mutual Fund, Class R-6	2,289,182	$85,684
International Growth and Income Fund, Class R-6	1,586,710	53,060
Washington Mutual Investors Fund, Class R-6	1,835,576	75,717
		214,461

Equity-income and Balanced funds 16%
American Funds Global Balanced Fund, Class R-6	2,486,480	76,907
The Income Fund of America, Class R-6	565,933	12,422
		89,329

Fixed income funds 47%
American Funds Mortgage Fund, Class R-6	6,467,830	66,425
Intermediate Bond Fund of America, Class R-6	987,554	13,460
The Bond Fund of America, Class R-6	11,082,360	143,184
U.S. Government Securities Fund, Class R-6	3,548,659	50,391
		273,460

Total investment securities 100% (cost: $562,473,000)		577,250
Other assets less liabilities 0%		(286)

Net assets 100%		$576,964

See Notes to Financial Statements

American Funds College Target Date Series	9

American Funds College 2021 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	3,160,923	$118,314

Equity-income and Balanced funds 18%
The Income Fund of America, Class R-6	5,662,962	124,302

Fixed income funds 64%
American Funds Mortgage Fund, Class R-6	13,778,859	141,509
Intermediate Bond Fund of America, Class R-6	9,221,958	125,695
The Bond Fund of America, Class R-6	12,198,461	157,604
		424,808

Total investment securities 100% (cost: $650,969,000)		667,424
Other assets less liabilities 0%		(280)

Net assets 100%		$667,144

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	8,475,513	5,303,346	—	13,778,859	$1,727	$141,509

See Notes to Financial Statements

10	American Funds College Target Date Series

American Funds College 2018 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 9%
The Income Fund of America, Class R-6	2,807,911	$61,634

Fixed income funds 91%
American Funds Mortgage Fund, Class R-6	19,169,117	196,867
Intermediate Bond Fund of America, Class R-6	18,941,006	258,166
Short-Term Bond Fund of America, Class R-6	3,628,756	36,360
The Bond Fund of America, Class R-6	9,219,202	119,112
		610,505

Total investment securities 100% (cost: $659,817,000)		672,139
Other assets less liabilities 0%		(408)

Net assets 100%		$671,731

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	12,171,173	6,997,944	—	19,169,117	$2,837	$196,867

See Notes to Financial Statements

American Funds College Target Date Series	11

American Funds College 2015 Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 6%
The Income Fund of America, Class R-6	868,468	$19,063

Fixed income funds 94%
American Funds Mortgage Fund, Class R-6	7,879,015	80,917
Intermediate Bond Fund of America, Class R-6	7,183,738	97,914
Short-Term Bond Fund of America, Class R-6	9,786,508	98,061
The Bond Fund of America, Class R-6	3,429,779	44,313
		321,205

Total investment securities 100% (cost: $336,584,000)		340,268
Other assets less liabilities 0%		(229)

Net assets 100%		$340,039

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	4/30/2015
	Shares	Additions	Reductions	shares	(000)	(000)
American Funds Mortgage Fund, Class R-6	7,007,172	871,843	—	7,879,015	$1,203	$80,917

See Notes to Financial Statements

12	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited

Investment portfolio, April 30, 2015

Fund investments	Shares	Value (000)
Fixed income funds 100%
American Funds Mortgage Fund, Class R-6	2,694,818	$27,676
Intermediate Bond Fund of America, Class R-6	2,368,922	32,289
Short-Term Bond Fund of America, Class R-6	3,222,396	32,288
		92,253

Total investment securities 100% (cost: $92,330,000)		92,253
Other assets less liabilities 0%		(60)

Net assets 100%		$92,193

See Notes to Financial Statements

American Funds College Target Date Series	13

Financial statements

Statements of assets and liabilities
at April 30, 2015

		College 2033 Fund		College 2030 Fund		College 2027 Fund

	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$5,508		$508,471		$439,477
	Affiliated issuers	—		—		—
	Receivables for:
	Sales of fund’s shares	175		1,401		348
	Dividends	—	*	119		225
	Total assets	5,683		509,991		440,050

	Liabilities:
	Payables for:
	Purchases of investments	145		1,002		532
	Repurchases of fund’s shares	—		144		41
	Services provided by related parties	1		176		181
	Trustees’ deferred compensation	—	*	—	*	—	*
	Other	—	*	36		31
	Total liabilities	146		1,358		785
	Net assets at April 30, 2015	$5,537		$508,633		$439,265

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$5,542		$470,406		$404,262
	(Accumulated) undistributed net investment (loss) income	(1)		777		942
	Undistributed net realized gain	—	*	14,718		14,926
	Net unrealized (depreciation) appreciation	(4)		22,732		19,135
	Net assets at April 30, 2015	$5,537		$508,633		$439,265

	Investment securities, at cost:
	Unaffiliated issuers	$5,512		$485,739		$420,342
	Affiliated issuers	—		—		—

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$4,311		$388,635		$324,391
	Shares outstanding	422		29,901		25,955
	Net asset value per share	$10.20		$13.00		$12.50
Class 529-B:	Net assets	$10		$179		$1,236
	Shares outstanding	1		14		99
	Net asset value per share	$10.21		$12.97		$12.43
Class 529-C:	Net assets	$732		$83,307		$80,544
	Shares outstanding	72		6,474		6,502
	Net asset value per share	$10.20		$12.87		$12.39
Class 529-E:	Net assets	$47		$12,619		$11,516
	Shares outstanding	5		974		926
	Net asset value per share	$10.21		$12.95		$12.44
Class 529-F-1:	Net assets	$437		$23,893		$21,578
	Shares outstanding	43		1,834		1,722
	Net asset value per share	$10.21		$13.03		$12.53

*Amount less than one thousand.

See Notes to Financial Statements

14	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund		College Enrollment Fund

$577,250	$525,915	$475,272	$259,351		$92,253
—	141,509	196,867	80,917		—

767	1,078	871	570		375
449	673	903	439		116
578,466	669,175	673,913	341,277		92,744

863	1,298	1,642	535		446
345	381	131	475		45
252	303	360	203		53
1	1	1	—	*	— *
41	48	48	25		7
1,502	2,031	2,182	1,238		551
$576,964	$667,144	$671,731	$340,039		$92,193

$537,999	$630,831	$639,256	$335,085		$92,054

1,456	1,740	592	147		(70)
22,732	18,118	19,561	1,123		286
14,777	16,455	12,322	3,684		(77)
$576,964	$667,144	$671,731	$340,039		$92,193

$562,473	$511,062	$465,182	$256,648		$92,330
—	139,907	194,635	79,936		—

$416,200	$460,018	$424,341	$196,422		$54,231
34,688	39,931	38,100	19,230		5,429
$12.00	$11.52	$11.14	$10.21		$9.99
$3,656	$3,154	$3,313	$1,925		$398
307	275	299	189		40
$11.93	$11.48	$11.09	$10.18		$9.96
$106,414	$140,065	$176,837	$96,538		$24,740
8,947	12,261	16,011	9,514		2,488
$11.89	$11.42	$11.04	$10.15		$9.94
$19,261	$22,616	$25,793	$14,593		$3,715
1,609	1,968	2,322	1,432		373
$11.97	$11.49	$11.11	$10.19		$9.97
$31,433	$41,291	$41,447	$30,561		$9,109
2,614	3,577	3,713	2,987		910
$12.03	$11.54	$11.16	$10.23		$10.01

American Funds College Target Date Series	15

Statements of operations
for the six months ended April 30, 2015

	College 2033 Fund[1]		College 2030 Fund	College 2027 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	[2]	$4,364	$3,982
Affiliated issuers	—		—	—
	—	[2]	4,364	3,982
Fees and expenses[3]:
Investment advisory services	—	[2]	213	191
Distribution services	1		658	651
Transfer agent services	—	[2]	248	227
529 plan services	—	[2]	189	170
Reports to shareholders	—		18	16
Registration statement and prospectus	—		54	43
Trustees’ compensation	—	[2]	1	1
Auditing and legal	—		3	3
Custodian	—		3	2
State and local taxes	—		—	—
Other	—		4	4
Total fees and expenses before reimbursements/waivers	1		1,391	1,308
Less reimbursements/waivers of fees and expenses:
Investment advisory services	—	[2]	213	191
Total fees and expenses after reimbursements/waivers	1		1,178	1,117
Net investment (loss) income	(1)		3,186	2,865

Net realized gain and unrealized (depreciation) appreciation on investments:
Net realized gain on sale of investments from unaffiliated issuers	—	[2]	47	3,821
Capital gain distributions received	—		14,678	11,093
Net realized gain on investments	—	[2]	14,725	14,914
Net unrealized (depreciation) appreciation on investments	(4)		(4,143)	(8,063)
Net realized gain and unrealized (depreciation) appreciation on investments	(4)		10,582	6,851
Net (decrease) increase in net assets resulting from operations	$(5)		$13,768	$9,716

[1]	For the period March 27, 2015, commencement of operations, through April 30, 2015.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund

$5,316	$4,829	$3,209	$1,274	$508
—	1,727	2,837	1,203	—
5,316	6,556	6,046	2,477	508

254	295	301	159	42
895	1,082	1,265	696	176
302	352	358	193	52
226	262	267	142	37
21	25	25	14	4
47	50	48	31	17
2	2	2	1	—	[2]
3	3	3	3	2
3	2	3	2	3
2	1	—	—	1
5	6	6	3	1

1,760	2,080	2,278	1,244	335

254	295	301	159	42

1,506	1,785	1,977	1,085	293
3,810	4,771	4,069	1,392	215

10,377	10,770	15,473	375	38
12,358	7,370	4,105	749	256
22,735	18,140	19,578	1,124	294

(17,421)	(13,928)	(12,416)	1,033	201

5,314	4,212	7,162	2,157	495

$9,124	$8,983	$11,231	$3,549	$710

American Funds College Target Date Series	17

Statements of changes in net assets

	College 2033 Fund	College 2030 Fund		College 2027 Fund

	Period ended April 30 2015[1,2]	Six months ended April 30 2015[2]	Year ended October 31 2014	Six months ended April 30 2015[2]	Year ended October 31 2014
Operations:
Net investment (loss) income	$(1)	$3,186	$3,503	$2,865	$3,551
Net realized gain on investments	— [3]	14,725	4,742	14,914	5,059
Net unrealized (depreciation) appreciation on investments	(4)	(4,143)	12,222	(8,063)	11,648
Net (decrease) increase in net assets resulting from operations	(5)	13,768	20,467	9,716	20,258

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	—	(4,080)	(1,531)	(3,662)	(1,561)
Class 529-B	—	— [3]	(1)	(7)	(4)
Class 529-C	—	(474)	(186)	(502)	(207)
Class 529-E	—	(105)	(45)	(112)	(52)
Class 529-F-1	—	(264)	(99)	(269)	(110)
Total dividends from net investment income	—	(4,923)	(1,862)	(4,552)	(1,934)
Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—	—
Class 529-B	—	—	—	—	—
Class 529-C	—	—	—	—	—
Class 529-E	—	—	—	—	—
Class 529-F-1	—	—	—	—	—
Long-term net realized gains:
Class 529-A	—	(3,651)	(55)	(3,719)	(108)
Class 529-B	—	(1)	—	(18)	(1)
Class 529-C	—	(764)	(12)	(928)	(27)
Class 529-E	—	(114)	(2)	(135)	(4)
Class 529-F-1	—	(219)	(3)	(247)	(7)
Total distributions from net realized gain	—	(4,749)	(72)	(5,047)	(147)
Total dividends and distributions paid to shareholders	—	(9,672)	(1,934)	(9,599)	(2,081)

Net capital share transactions	5,542	148,543	193,623	103,395	149,844

Total increase in net assets	5,537	152,639	212,156	103,512	168,021

Net assets:
Beginning of period	—	355,994	143,838	335,753	167,732
End of period	$5,537	$508,633	$355,994	$439,265	$335,753
(Accumulated) undistributed net investment (loss) income	$(1)	$777	$2,514	$942	$2,629

[1]	For the period March 27, 2015, commencement of operations, through April 30, 2015.
[2]	Unaudited.
[3]	Amount less than one thousand.

See Notes to Financial Statements

18	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

Six months ended April 30 2015[2]	Year ended October 31 2014	Six months ended April 30 2015[2]	Year ended October 31 2014	Six months ended April 30 2015[2]	Year ended October 31 2014	Six months ended April 30 2015[2]	Year ended October 31 2014	Six months ended April 30 2015[2]	Year ended October 31 2014

$3,810	$5,251	$4,771	$6,577	$4,069	$6,108	$1,392	$2,604	$215	$351
22,735	6,327	18,140	4,064	19,578	1,285	1,124	306	294	34
(17,421)	15,320	(13,928)	15,418	(12,416)	15,382	1,033	3,506	201	492

9,124	26,898	8,983	26,059	11,231	22,775	3,549	6,416	710	877

(5,033)	(2,348)	(6,320)	(2,892)	(5,834)	(2,938)	(2,218)	(1,396)	(422)	(230)
(24)	(20)	(23)	(20)	(27)	(26)	(8)	(12)	— [3]	—
(744)	(323)	(1,168)	(479)	(1,514)	(701)	(527)	(327)	(27)	—
(198)	(98)	(253)	(123)	(299)	(133)	(139)	(96)	(25)	(14)
(417)	(172)	(583)	(228)	(635)	(270)	(419)	(194)	(95)	(49)
(6,416)	(2,961)	(8,347)	(3,742)	(8,309)	(4,068)	(3,311)	(2,025)	(569)	(293)

—	—	—	—	—	—	(18)	(36)	(19)	(4)
—	—	—	—	—	—	— [3]	(1)	— [3]	—
—	—	—	—	—	—	(9)	(18)	(9)	(2)
—	—	—	—	—	—	(1)	(3)	(2)	—
—	—	—	—	—	—	(3)	(4)	(3)	(1)
(4,567)	(150)	(2,853)	(79)	(828)	(39)	(159)	(60)	(5)	(22)
(51)	(3)	(24)	(1)	(8)	(1)	(2)	(1)	— [3]	—
(1,157)	(36)	(839)	(22)	(338)	(15)	(78)	(29)	(2)	(12)
(215)	(7)	(133)	(4)	(48)	(2)	(12)	(5)	— [3]	(2)
(340)	(10)	(237)	(6)	(80)	(3)	(25)	(7)	(1)	(4)
(6,330)	(206)	(4,086)	(112)	(1,302)	(60)	(307)	(164)	(41)	(47)

(12,746)	(3,167)	(12,433)	(3,854)	(9,611)	(4,128)	(3,618)	(2,189)	(610)	(340)

129,981	196,851	143,311	227,532	131,450	228,474	38,144	102,496	9,771	14,832

126,359	220,582	139,861	249,737	133,070	247,121	38,075	106,723	9,871	15,369

450,605	230,023	527,283	277,546	538,661	291,540	301,964	195,241	82,322	66,953
$576,964	$450,605	$667,144	$527,283	$671,731	$538,661	$340,039	$301,964	$92,193	$82,322

$1,456	$4,062	$1,740	$5,316	$592	$4,832	$147	$2,066	$(70)	$284

American Funds College Target Date Series	19

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The series consists of eight funds (the “funds”) — American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”), American Funds College 2015 Fund (“College 2015 Fund”), and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

On September 17, 2014, the series’ board of trustees approved the issuance of College 2033 Fund and the merger of College 2015 Fund into College Enrollment Fund. College 2033 Fund commenced operations on March 27, 2015. The merger of College 2015 Fund into College Enrollment Fund is anticipated to be completed on June 26, 2015; however, the series reserves the right to delay the closing of the merger.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which will principally invest in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

*Class 529-B shares of the funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

20	American Funds College Target Date Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 32 to 40.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

American Funds College Target Date Series	21

Underlying fund risks — Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, reporting standards and practices, and may be more difficult to

22	American Funds College Target Date Series

value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds College Target Date Series	23

The series, except for College 2033 Fund, is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations. College 2033 Fund commenced operations on March 27, 2015; therefore the fund’s only tax year, 2015, remains open for U.S. federal and state tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Undistributed ordinary income	$2,513	$2,629	$4,062	$5,316	$4,833	$2,096	$312
Undistributed long-term capital gain	4,742	5,060	6,327	4,064	1,285	275	5

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Gross unrealized appreciation on investment securities	$5	$23,490	$19,807	$14,777	$16,455	$12,323	$3,966	$168
Gross unrealized depreciation on investment securities	(10)	(759)	(672)	—	—	—	(282)	(246)
Net unrealized (depreciation) appreciation on investment securities	(5)	22,731	19,135	14,777	16,455	12,323	3,684	(78)
Cost of investment securities	5,513	485,740	420,342	562,473	650,969	659,816	336,584	92,331

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 32 to 40.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

24	American Funds College Target Date Series

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the series.

American Funds College Target Date Series	25

Class-specific expenses under the agreements described in this section for the period ended April 30, 2015, were as follows (dollars in thousands):

College 2033 Fund*

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$1		$—	†	$—	†
Class 529-B	—		—	†	—	†
Class 529-C	—	†	—	†	—	†
Class 529-E	—	†	—	†	—	†
Class 529-F-1	—		—	†	—	†
Total class-specific expenses	$1		$—	†	$—	†

College 2030 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$290		$196		$145
Class 529-B	1		—	†	—	†
Class 529-C	341		37		30
Class 529-E	26		4		5
Class 529-F-1	—		11		9
Total class-specific expenses	$658		$248		$189

College 2027 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$272		$173		$125
Class 529-B	6		1		1
Class 529-C	347		39		31
Class 529-E	26		4		5
Class 529-F-1	—		10		8
Total class-specific expenses	$651		$227		$170

College 2024 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$374		$226		$163
Class 529-B	19		2		2
Class 529-C	459		52		41
Class 529-E	43		7		8
Class 529-F-1	—		15		12
Total class-specific expenses	$895		$302		$226

College 2021 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$412		$255		$182
Class 529-B	16		2		1
Class 529-C	605		68		54
Class 529-E	49		8		9
Class 529-F-1	—		19		16
Total class-specific expenses	$1,082		$352		$262

College 2018 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$416		$238		$170
Class 529-B	17		2		1
Class 529-C	775		87		69
Class 529-E	57		10		10
Class 529-F-1	—		21		17
Total class-specific expenses	$1,265		$358		$267

College 2015 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$204		$117		$82
Class 529-B	11		1		1
Class 529-C	447		52		40
Class 529-E	34		6		6
Class 529-F-1	—		17		13
Total class-specific expenses	$696		$193		$142

College Enrollment Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$55		$32		$22
Class 529-B	2		—	†	—	†
Class 529-C	110		13		10
Class 529-E	9		2		1
Class 529-F-1	—		5		4
Total class-specific expenses	$176		$52		$37

*	For the period March 27, 2015, commencement of operations, through April 30, 2015.
†	Amount less than one thousand.

26	American Funds College Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2033 Fund	$1	$—	$1
College 2030 Fund	1,309	10	1,319
College 2027 Fund	1,172	10	1,182
College 2024 Fund	1,557	13	1,570
College 2021 Fund	1,806	15	1,821
College 2018 Fund	1,838	16	1,854
College 2015 Fund	978	9	987
College Enrollment Fund	260	3	263

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the period ended April 30, 2015, as follows (dollars in thousands):

	Purchases	Sales
College 2033 Fund	$5,521	$9
College 2030 Fund	157,731	1,315
College 2027 Fund	150,725	42,905
College 2024 Fund	248,600	115,142
College 2021 Fund	304,197	165,106
College 2018 Fund	213,450	87,630
College 2015 Fund	38,979	2,233
College Enrollment Fund	14,418	4,775

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2033 Fund

	Sales[1]		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 27, 2015[2] through April 30, 2015

Class 529-A	$4,323	423	$(10)	(1)	$4,313	422
Class 529-B	10	1	—	—	10	1
Class 529-C	914	89	(181)	(17)	733	72
Class 529-E	47	5	—	—	47	5
Class 529-F-1	439	43	—	—	439	43
Total net increase (decrease)	$5,733	561	$(191)	(18)	$5,542	543

See page 31 for footnotes.

American Funds College Target Date Series	27

College 2030 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$111,257	8,693	$7,729	613		$(7,480)	(583)	$111,506	8,723
Class 529-B	78	6	2	—	[3]	(29)	(2)	51	4
Class 529-C	27,311	2,156	1,238	99		(2,348)	(185)	26,201	2,070
Class 529-E	3,900	306	218	17		(156)	(12)	3,962	311
Class 529-F-1	6,500	509	483	38		(160)	(12)	6,823	535
Total net increase (decrease)	$149,046	11,670	$9,670	767		$(10,173)	(794)	$148,543	11,643

Year ended October 31, 2014

Class 529-A	$154,620	12,364	$1,587	130		$(6,210)	(494)	$149,997	12,000
Class 529-B	40	3	1	—	[3]	(48)	(4)	(7)	(1)
Class 529-C	32,734	2,641	197	16		(2,050)	(166)	30,881	2,491
Class 529-E	4,546	366	48	4		(194)	(16)	4,400	354
Class 529-F-1	8,568	687	103	8		(319)	(25)	8,352	670
Total net increase (decrease)	$200,508	16,061	$1,936	158		$(8,821)	(705)	$193,623	15,514

College 2027 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$74,494	6,014	$7,380	604		$(6,494)	(523)	$75,380	6,095
Class 529-B	98	8	25	2		(140)	(12)	(17)	(2)
Class 529-C	20,790	1,693	1,431	118		(2,327)	(190)	19,894	1,621
Class 529-E	2,583	209	246	20		(228)	(18)	2,601	211
Class 529-F-1	5,343	430	515	42		(321)	(26)	5,537	446
Total net increase (decrease)	$103,308	8,354	$9,597	786		$(9,510)	(769)	$103,395	8,371

Year ended October 31, 2014

Class 529-A	$116,068	9,583	$1,668	141		$(6,590)	(540)	$111,146	9,184
Class 529-B	459	39	5	—	[3]	(110)	(9)	354	30
Class 529-C	29,600	2,465	234	20		(1,907)	(159)	27,927	2,326
Class 529-E	4,361	362	56	5		(287)	(23)	4,130	344
Class 529-F-1	7,202	591	117	10		(1,032)	(84)	6,287	517
Total net increase (decrease)	$157,690	13,040	$2,080	176		$(9,926)	(815)	$149,844	12,401

28	American Funds College Target Date Series

College 2024 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$93,848	7,844	$9,600	812	$(9,856)	(825)	$93,592	7,831
Class 529-B	554	47	75	6	(904)	(76)	(275)	(23)
Class 529-C	27,411	2,309	1,901	162	(3,349)	(283)	25,963	2,188
Class 529-E	3,663	308	411	35	(371)	(31)	3,703	312
Class 529-F-1	6,705	560	757	64	(464)	(39)	6,998	585
Total net increase (decrease)	$132,181	11,068	$12,744	1,079	$(14,944)	(1,254)	$129,981	10,893

Year ended October 31, 2014

Class 529-A	$146,712	12,546	$2,498	219	$(9,245)	(789)	$139,965	11,976
Class 529-B	1,760	152	22	2	(894)	(77)	888	77
Class 529-C	40,027	3,451	358	32	(2,377)	(205)	38,008	3,278
Class 529-E	7,157	615	106	9	(693)	(59)	6,570	565
Class 529-F-1	12,486	1,063	182	16	(1,248)	(106)	11,420	973
Total net increase (decrease)	$208,142	17,827	$3,166	278	$(14,457)	(1,236)	$196,851	16,869

College 2021 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$95,805	8,325	$9,173	805	$(11,954)	(1,039)	$93,024	8,091
Class 529-B	582	51	47	4	(858)	(75)	(229)	(20)
Class 529-C	37,091	3,251	2,006	178	(4,079)	(358)	35,018	3,071
Class 529-E	5,772	504	386	34	(972)	(84)	5,186	454
Class 529-F-1	9,976	866	820	72	(484)	(42)	10,312	896
Total net increase (decrease)	$149,226	12,997	$12,432	1,093	$(18,347)	(1,598)	$143,311	12,492

Year ended October 31, 2014

Class 529-A	$166,975	14,811	$2,970	270	$(14,322)	(1,274)	$155,623	13,807
Class 529-B	1,607	144	21	2	(1,180)	(105)	448	41
Class 529-C	52,633	4,704	501	46	(4,939)	(441)	48,195	4,309
Class 529-E	7,931	705	127	12	(652)	(58)	7,406	659
Class 529-F-1	17,858	1,575	233	22	(2,231)	(197)	15,860	1,400
Total net increase (decrease)	$247,004	21,939	$3,852	352	$(23,324)	(2,075)	$227,532	20,216

See page 31 for footnotes.

American Funds College Target Date Series	29

College 2018 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$85,222	7,674	$6,660	607	$(14,256)	(1,285)	$77,626	6,996
Class 529-B	678	62	35	3	(1,165)	(106)	(452)	(41)
Class 529-C	43,926	3,987	1,852	170	(5,083)	(462)	40,695	3,695
Class 529-E	6,275	567	347	32	(712)	(64)	5,910	535
Class 529-F-1	7,867	707	716	65	(912)	(83)	7,671	689
Total net increase (decrease)	$143,968	12,997	$9,610	877	$(22,128)	(2,000)	$131,450	11,874

Year ended October 31, 2014

Class 529-A	$156,138	14,418	$2,977	281	$(17,274)	(1,597)	$141,841	13,102
Class 529-B	1,936	179	26	4	(1,322)	(123)	640	60
Class 529-C	66,825	6,218	716	68	(8,317)	(775)	59,224	5,511
Class 529-E	11,182	1,036	135	12	(1,180)	(109)	10,137	939
Class 529-F-1	18,011	1,650	273	26	(1,652)	(150)	16,632	1,526
Total net increase (decrease)	$254,092	23,501	$4,127	391	$(29,745)	(2,754)	$228,474	21,138

College 2015 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$36,205	3,553	$2,394	237	$(16,977)	(1,665)	$21,622	2,125
Class 529-B	351	35	10	1	(761)	(75)	(400)	(39)
Class 529-C	21,278	2,102	613	61	(8,680)	(857)	13,211	1,306
Class 529-E	2,888	284	152	15	(1,305)	(128)	1,735	171
Class 529-F-1	4,536	445	447	44	(3,007)	(295)	1,976	194
Total net increase (decrease)	$65,258	6,419	$3,616	358	$(30,730)	(3,020)	$38,144	3,757

Year ended October 31, 2014

Class 529-A	$86,323	8,553	$1,491	151	$(31,007)	(3,074)	$56,807	5,630
Class 529-B	1,384	138	14	2	(1,539)	(155)	(141)	(15)
Class 529-C	40,593	4,048	374	38	(15,167)	(1,513)	25,800	2,573
Class 529-E	6,020	598	103	11	(1,651)	(164)	4,472	445
Class 529-F-1	17,784	1,752	205	21	(2,431)	(241)	15,558	1,532
Total net increase (decrease)	$152,104	15,089	$2,187	223	$(51,795)	(5,147)	$102,496	10,165

30	American Funds College Target Date Series

College Enrollment Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class 529-A	$15,447	1,551	$446		45		$(9,548)	(959)	$6,345	637
Class 529-B	147	15	—	[3]	—	[3]	(257)	(26)	(110)	(11)
Class 529-C	7,824	789	38		4		(4,830)	(488)	3,032	305
Class 529-E	1,343	135	27		3		(1,013)	(102)	357	36
Class 529-F-1	1,573	158	99		10		(1,525)	(153)	147	15
Total net increase (decrease)	$26,334	2,648	$610		62		$(17,173)	(1,728)	$9,771	982

Year ended October 31, 2014

Class 529-A	$25,660	2,589	$256		26		$(16,219)	(1,638)	$9,697	977
Class 529-B	467	48	—	[3]	—	[3]	(471)	(48)	(4)	—	[3]
Class 529-C	10,556	1,071	14		2		(9,141)	(929)	1,429	144
Class 529-E	1,744	176	16		2		(1,130)	(114)	630	64
Class 529-F-1	5,683	570	54		5		(2,657)	(268)	3,080	307
Total net increase (decrease)	$44,110	4,454	$340		35		$(29,618)	(2,997)	$14,832	1,492

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

9. Subsequent events

On September 17, 2014, the series’ board of trustees approved the merger of College 2015 Fund into College Enrollment Fund. The merger is anticipated to be completed at the close of business on June 26, 2015; however, the series reserves the right to delay the closing of the merger. Details of the merger will not be known until it is completed.

American Funds College Target Date Series	31

Financial highlights

College 2033 Fund

		Income from investment operations[1]									Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment loss	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in millions)		average net assets before reimbursements/ waivers[5]		average net assets after reimbursements/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net loss to average net assets[2]
Class 529-A:
4/30/15[7,8,9]	$10.00	$(.02)	$.22	$.20	$—	$10.20	2.00%		$4		.06%[3]		.05%[3]		.45%[3]		(.04)%[3]
Class 529-B:
4/30/15[7,8,9]	10.00	(.01)	.22	.21	—	10.21	2.10	[10]	—	[11]	.03	[3,10]	.02	[3,10]	.42	[3,10]	(.01)[3,10]
Class 529-C:
4/30/15[7,8,9]	10.00	(.06)	.26	.20	—	10.20	2.00		1		.12	[3]	.11	[3]	.51	[3]	(.10)[3]
Class 529-E:
4/30/15[7,8,9]	10.00	(.02)	.23	.21	—	10.21	2.00		—	[11]	.05	[3]	.04	[3]	.44	[3]	(.04)[3]
Class 529-F-1:
4/30/15[7,8,9]	10.00	(.01)	.22	.21	—	10.21	2.10		1		.03	[3]	.02	[3]	.42	[3]	(.01)[3]

32	American Funds College Target Date Series

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income (loss) to average net assets[2]
Class 529-A:
4/30/15[8,9]	$12.94	$.10	$.28	$.38	$(.17)	$(.15)	$(.32)	$13.00	3.06%	$389		.52%[12]		.42%[12]		.81%[12]		1.63%[12]
10/31/14	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49		.39		.80		1.59
10/31/12[8,13]	10.00	— [14]	(.21)	(.21)	—	—	—	9.79	(2.10)	5		.19	[3]	.08	[3]	.49	[3]	(.02)[3]
Class 529-B:
4/30/15[8,9]	12.83	.05	.28	.33	(.04)	(.15)	(.19)	12.97	2.63	—	[11]	1.33	[12]	1.23	[12]	1.62	[12]	.81	[12]
10/31/14	11.89	.10	.92	1.02	(.07)	(.01)	(.08)	12.83	8.53	—	[11]	1.33		1.23		1.63		.78
10/31/13	9.79	.09	2.07	2.16	(.06)	—	(.06)	11.89	22.26	—	[11]	1.34		1.24		1.65		.80
10/31/12[8,13]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	—	[11]	.28	[3]	.19	[3]	.60	[3]	(.13)[3]
Class 529-C:
4/30/15[8,9]	12.79	.05	.28	.33	(.10)	(.15)	(.25)	12.87	2.63	83		1.34	[12]	1.24	[12]	1.63	[12]	.80	[12]
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35		1.25		1.66		.75
10/31/12[8,13]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	1		.26	[3]	.17	[3]	.58	[3]	(.13)[3]
Class 529-E:
4/30/15[8,9]	12.89	.08	.27	.35	(.14)	(.15)	(.29)	12.95	2.82	13		.81	[12]	.71	[12]	1.10	[12]	1.34	[12]
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82		.72		1.13		1.25
10/31/12[8,13]	10.00	(.01)	(.20)	(.21)	—	—	—	9.79	(2.10)	—	[11]	.21	[3]	.10	[3]	.51	[3]	(.07)[3]
Class 529-F-1:
4/30/15[8,9]	12.98	.11	.28	.39	(.19)	(.15)	(.34)	13.03	3.09	24		.33	[12]	.23	[12]	.62	[12]	1.79	[12]
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35		.25		.66		1.80
10/31/12[8,13]	10.00	— [14]	(.21)	(.21)	—	—	—	9.79	(2.10)	—	[11]	.17	[3]	.06	[3]	.47	[3]	.01	[3]

See page 40 for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income (loss) to average net assets[2]
Class 529-A:
4/30/15[8,9]	$12.54	$.10		$.20	$.30	$(.17)	$(.17)	$(.34)	$12.50	2.50%	$324		.54%[12]		.44%[12]		.81%[12]		1.65%[12]
10/31/14	11.64	.19		.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
10/31/13	9.82	.16		1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52		.42		.82		1.51
10/31/12[8,13]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)	11		.14	[3]	.08	[3]	.49	[3]	.01	[3]
Class 529-B:
4/30/15[8,9]	12.42	.05		.20	.25	(.07)	(.17)	(.24)	12.43	2.12	1		1.33	[12]	1.23	[12]	1.60	[12]	.88	[12]
10/31/14	11.55	.09		.85	.94	(.06)	(.01)	(.07)	12.42	8.12	1		1.33		1.23		1.61		.76
10/31/13	9.82	.08		1.72	1.80	(.07)	—	(.07)	11.55	18.59	1		1.35		1.24		1.64		.73
10/31/12[8,13]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)	—	[11]	.23	[3]	.17	[3]	.58	[3]	(.04)[3]
Class 529-C:
4/30/15[8,9]	12.40	.05		.20	.25	(.09)	(.17)	(.26)	12.39	2.13	80		1.34	[12]	1.24	[12]	1.61	[12]	.85	[12]
10/31/14	11.55	.09		.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
10/31/13	9.82	.07		1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35		1.25		1.65		.69
10/31/12[8,13]	10.00	(.01)		(.17)	(.18)	—	—	—	9.82	(1.80)	3		.23	[3]	.17	[3]	.58	[3]	(.09)[3]
Class 529-E:
4/30/15[8,9]	12.48	.08		.19	.27	(.14)	(.17)	(.31)	12.44	2.28	12		.81	[12]	.71	[12]	1.08	[12]	1.38	[12]
10/31/14	11.61	.15		.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
10/31/13	9.82	.13		1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82		.72		1.12		1.15
10/31/12[8,13]	10.00	—	[14]	(.18)	(.18)	—	—	—	9.82	(1.80)	—	[11]	.19	[3]	.10	[3]	.51	[3]	(.02)[3]
Class 529-F-1:
4/30/15[8,9]	12.58	.11		.20	.31	(.19)	(.17)	(.36)	12.53	2.56	22		.33	[12]	.23	[12]	.60	[12]	1.84	[12]
10/31/14	11.66	.21		.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73
10/31/13	9.83	.18		1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35		.25		.65		1.66
10/31/12[8,13]	10.00	—	[14]	(.17)	(.17)	—	—	—	9.83	(1.70)	—	[11]	.11	[3]	.05	[3]	.46	[3]	.01	[3]

34	American Funds College Target Date Series

College 2024 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income (loss) to average net assets[2]
Class 529-A:
4/30/15[8,9]	$12.11	$.10		$.12	$.22	$(.17)	$(.16)	$(.33)	$12.00	1.86%	$416		.55%[12]		.45%[12]		.79%[12]		1.65%[12]
10/31/14	11.29	.20		.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18		1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
10/31/12[8,13]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)	16		.13	[3]	.08	[3]	.46	[3]	.07	[3]
Class 529-B:
4/30/15[8,9]	12.00	.05		.11	.16	(.07)	(.16)	(.23)	11.93	1.37	4		1.33	[12]	1.23	[12]	1.57	[12]	.86	[12]
10/31/14	11.20	.11		.77	.88	(.07)	(.01)	(.08)	12.00	7.91	4		1.33		1.23		1.59		.91
10/31/13	9.87	.10		1.30	1.40	(.07)	—	(.07)	11.20	14.34	3		1.34		1.24		1.62		.92
10/31/12[8,13]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)	—	[11]	.23	[3]	.18	[3]	.56	[3]	(.04)[3]
Class 529-C:
4/30/15[8,9]	11.98	.05		.12	.17	(.10)	(.16)	(.26)	11.89	1.43	107		1.33	[12]	1.23	[12]	1.57	[12]	.86	[12]
10/31/14	11.20	.10		.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09		1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
10/31/12[8,13]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)	4		.22	[3]	.17	[3]	.55	[3]	(.02)[3]
Class 529-E:
4/30/15[8,9]	12.07	.08		.12	.20	(.14)	(.16)	(.30)	11.97	1.71	19		.81	[12]	.71	[12]	1.05	[12]	1.39	[12]
10/31/14	11.26	.17		.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15		1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
10/31/12[8,13]	10.00	—	[14]	(.13)	(.13)	—	—	—	9.87	(1.30)	1		.15	[3]	.10	[3]	.48	[3]	.03	[3]
Class 529-F-1:
4/30/15[8,9]	12.15	.11		.12	.23	(.19)	(.16)	(.35)	12.03	1.94	31		.33	[12]	.23	[12]	.57	[12]	1.85	[12]
10/31/14	11.31	.22		.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20		1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91
10/31/12[8,13]	10.00	.01		(.13)	(.12)	—	—	—	9.88	(1.20)	—	[11]	.11	[3]	.05	[3]	.43	[3]	.06	[3]

See page 40 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2021 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income to average net assets[2]
Class 529-A:
4/30/15[8,9]	$11.61	$.10		$.08	$.18	$(.19)	$(.08)		$(.27)	$11.52	1.58%	$460		.54%[12]		.44%[12]		.72%[12]		1.78%[12]
10/31/14	10.99	.21		.56	.77	(.15)	—	[14]	(.15)	11.61	7.08	370		.53		.43		.73		1.82
10/31/13	9.93	.19		.93	1.12	(.06)	—		(.06)	10.99	11.40	198		.56		.45		.81		1.83
10/31/12[8,13]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)	21		.12	[3]	.08	[3]	.46	[3]	.12	[3]
Class 529-B:
4/30/15[8,9]	11.51	.06		.07	.13	(.08)	(.08)		(.16)	11.48	1.20	3		1.33	[12]	1.23	[12]	1.51	[12]	.98	[12]
10/31/14	10.91	.12		.55	.67	(.07)	—	[14]	(.07)	11.51	6.26	3		1.33		1.23		1.53		1.05
10/31/13	9.92	.11		.93	1.04	(.05)	—		(.05)	10.91	10.53	3		1.34		1.24		1.60		1.04
10/31/12[8,13]	10.00	—	[14]	(.08)	(.08)	—	—		—	9.92	(.80)	—	[11]	.22	[3]	.18	[3]	.56	[3]	.02	[3]
Class 529-C:
4/30/15[8,9]	11.49	.06		.07	.13	(.12)	(.08)		(.20)	11.42	1.15	140		1.33	[12]	1.23	[12]	1.51	[12]	.99	[12]
10/31/14	10.90	.11		.57	.68	(.09)	—	[14]	(.09)	11.49	6.29	106		1.33		1.23		1.53		1.02
10/31/13	9.93	.11		.91	1.02	(.05)	—		(.05)	10.90	10.37	53		1.35		1.24		1.60		1.04
10/31/12[8,13]	10.00	—	[14]	(.07)	(.07)	—	—		—	9.93	(.70)	6		.21	[3]	.17	[3]	.55	[3]	.03	[3]
Class 529-E:
4/30/15[8,9]	11.57	.09		.07	.16	(.16)	(.08)		(.24)	11.49	1.44	23		.80	[12]	.70	[12]	.98	[12]	1.52	[12]
10/31/14	10.96	.18		.56	.74	(.13)	—	[14]	(.13)	11.57	6.83	18		.81		.71		1.01		1.55
10/31/13	9.93	.16		.93	1.09	(.06)	—		(.06)	10.96	11.06	9		.82		.71		1.07		1.56
10/31/12[8,13]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)	1		.15	[3]	.10	[3]	.48	[3]	.10	[3]
Class 529-F-1:
4/30/15[8,9]	11.64	.11		.08	.19	(.21)	(.08)		(.29)	11.54	1.67	41		.33	[12]	.23	[12]	.51	[12]	1.98	[12]
10/31/14	11.01	.23		.56	.79	(.16)	—	[14]	(.16)	11.64	7.32	31		.33		.23		.53		2.00
10/31/13	9.94	.22		.92	1.14	(.07)	—		(.07)	11.01	11.53	14		.35		.24		.60		2.05
10/31/12[8,13]	10.00	.01		(.07)	(.06)	—	—		—	9.94	(.60)	—	[11]	.10	[3]	.05	[3]	.43	[3]	.11	[3]

36	American Funds College Target Date Series

College 2018 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income to average net assets[2]
Class 529-A:
4/30/15[8,9]	$11.12	$.09		$.14	$.23	$(.18)	$(.03)		$(.21)	$11.14	2.01%	$424	.56%[12]		.46%[12]		.75%[12]		1.55%[12]
10/31/14	10.65	.18		.44	.62	(.15)	—	[14]	(.15)	11.12	5.91	346	.55		.45		.75		1.70
10/31/13	9.98	.20		.53	.73	(.06)	—		(.06)	10.65	7.33	192	.57		.47		.76		1.91
10/31/12[8,13]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	23	.13	[3]	.08	[3]	.38	[3]	.10	[3]
Class 529-B:
4/30/15[8,9]	11.02	.04		.14	.18	(.08)	(.03)		(.11)	11.09	1.63	3	1.33	[12]	1.23	[12]	1.52	[12]	.79	[12]
10/31/14	10.57	.10		.44	.54	(.09)	—	[14]	(.09)	11.02	5.14	4	1.33		1.23		1.53		.95
10/31/13	9.97	.12		.52	.64	(.04)	—		(.04)	10.57	6.46	3	1.34		1.24		1.53		1.13
10/31/12[8,13]	10.00	—	[14]	(.03)	(.03)	—	—		—	9.97	(.30)	1	.22	[3]	.18	[3]	.48	[3]	.02	[3]
Class 529-C:
4/30/15[8,9]	11.01	.04		.13	.17	(.11)	(.03)		(.14)	11.04	1.53	177	1.33	[12]	1.23	[12]	1.52	[12]	.78	[12]
10/31/14	10.57	.10		.43	.53	(.09)	—	14	(.09)	11.01	5.11	136	1.33		1.23		1.53		.92
10/31/13	9.97	.12		.53	.65	(.05)	—		(.05)	10.57	6.53	72	1.35		1.24		1.53		1.14
10/31/12[8,13]	10.00	—	[14]	(.03)	(.03)	—	—		—	9.97	(.30)	6	.22	[3]	.17	[3]	.47	[3]	—	[3,15]
Class 529-E:
4/30/15[8,9]	11.09	.07		.14	.21	(.16)	(.03)		(.19)	11.11	1.83	26	.80	[12]	.70	[12]	.99	[12]	1.31	[12]
10/31/14	10.62	.16		.44	.60	(.13)	—	[14]	(.13)	11.09	5.75	20	.81		.71		1.01		1.44
10/31/13	9.98	.17		.52	.69	(.05)	—		(.05)	10.62	6.98	9	.82		.72		1.01		1.62
10/31/12[8,13]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	2	.14	[3]	.10	[3]	.40	[3]	.05	[3]
Class 529-F-1:
4/30/15[8,9]	11.15	.10		.14	.24	(.20)	(.03)		(.23)	11.16	2.12	42	.33	[12]	.23	[12]	.52	[12]	1.78	[12]
10/31/14	10.67	.21		.44	.65	(.17)	—	[14]	(.17)	11.15	6.16	34	.33		.23		.53		1.92
10/31/13	9.98	.22		.53	.75	(.06)	—		(.06)	10.67	7.56	16	.35		.24		.53		2.15
10/31/12[8,13]	10.00	.01		(.03)	(.02)	—	—		—	9.98	(.20)	1	.10	[3]	.05	[3]	.35	[3]	.10	[3]

See page 40 for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2015 Fund

		Income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income to average net assets[2]
Class 529-A:
4/30/15[8,9]	$10.23	$.05		$.07	$.12	$(.13)	$(.01)	$(.14)	$10.21	1.15%	$196		.57%[12]		.47%[12]		.78%[12]		1.08%[12]
10/31/14	10.07	.13		.16	.29	(.12)	(.01)	(.13)	10.23	2.87	175		.57		.47		.80		1.29
10/31/13	10.02	.14		(.04)	.10	(.05)	—	(.05)	10.07	.96	116		.58		.48		.76		1.43
10/31/12[8,13]	10.00	.01		.01	.02	—	—	—	10.02	.20	18		.133		.08	[3]	.38	[3]	.12	[3]
Class 529-B:
4/30/15[8,9]	10.14	.02		.06	.08	(.03)	(.01)	(.04)	10.18	.84	2		1.33	[12]	1.23	[12]	1.54	[12]	.32	[12]
10/31/14	10.00	.06		.14	.20	(.05)	(.01)	(.06)	10.14	2.01	2		1.33		1.23		1.56		.57
10/31/13	10.01	.06		(.04)	.02	(.03)	—	(.03)	10.00	.24	2		1.35		1.24		1.52		.65
10/31/12[8,13]	10.00	—	[14]	.01	.01	—	—	—	10.01	.10	—	[11]	.22	[3]	.18	[3]	.48	[3]	.03	[3]
Class 529-C:
4/30/15[8,9]	10.14	.02		.06	.08	(.06)	(.01)	(.07)	10.15	.81	96		1.34	[12]	1.24	[12]	1.55	[12]	.32	[12]
10/31/14	10.00	.05		.16	.21	(.06)	(.01)	(.07)	10.14	2.05	83		1.34		1.24		1.57		.53
10/31/13	10.01	.06		(.03)	.03	(.04)	—	(.04)	10.00	.26	56		1.35		1.25		1.53		.65
10/31/12[8,13]	10.00	—	[14]	.01	.01	—	—	—	10.01	.10	7		.21	[3]	.17	[3]	.47	[3]	.03	[3]
Class 529-E:
4/30/15[8,9]	10.19	.04		.07	.11	(.10)	(.01)	(.11)	10.19	1.14	15		.81	[12]	.71	[12]	1.02	[12]	.84	[12]
10/31/14	10.05	.11		.14	.25	(.10)	(.01)	(.11)	10.19	2.54	13		.81		.71		1.04		1.05
10/31/13	10.02	.12		(.05)	.07	(.04)	—	(.04)	10.05	.82	8		.82		.72		1.00		1.19
10/31/12[8,13]	10.00	.01		.01	.02	—	—	—	10.02	.20	1		.14	[3]	.10	[3]	.40	[3]	.10	[3]
Class 529-F-1:
4/30/15[8,9]	10.26	.07		.06	.13	(.15)	(.01)	(.16)	10.23	1.27	31		.34	[12]	.24	[12]	.55	[12]	1.32	[12]
10/31/14	10.09	.15		.17	.32	(.14)	(.01)	(.15)	10.26	3.18	29		.34		.24		.57		1.50
10/31/13	10.02	.17		(.05)	.12	(.05)	—	(.05)	10.09	1.19	13		.35		.25		.53		1.66
10/31/12[8,13]	10.00	.01		.01	.02	—	—	—	10.02	.20	1		.11	[3]	.05	[3]	.35	[3]	.15	[3]

38	American Funds College Target Date Series

College Enrollment Fund

		Income (loss) from investment operations[1]					Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[5]		expenses to average net assets after reimburse- ments/ waivers[2,5]		Net effective expense ratio[2,6]		Ratio of net income (loss) to average net assets[2]
Class 529-A:
4/30/15[8,9]	$9.99	$.03		$.07		$.10	$(.09)	$(.01)	$(.10)	$9.99	.93%	$54		.61%[12]		.51%[12]		.82%[12]		.70%[12]
10/31/14	9.91	.07		.08		.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)		(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62		.51		.82		.70
10/31/12[8,13]	10.00	.01		—	[14]	.01	—	—	—	10.01	.10	6		.15	[3]	.08	[3]	.41	[3]	.09 [3]
Class 529-B:
4/30/15[8,9]	9.91	—	[14]	.06		.06	— [14]	(.01)	(.01)	9.96	.60	—	[11]	1.37	[12]	1.27	[12]	1.58	[12]	(.08)[12]
10/31/14	9.85	—	[14]	.07		.07	— [14]	(.01)	(.01)	9.91	.69	1		1.35		1.24		1.57		(.03)
10/31/13	10.00	—	[14]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.32)	1		1.37		1.26		1.57		(.04)
10/31/12[8,13]	10.00	—	[14]	—	[14]	— [14]	—	—	—	10.00	— [15]	—	[11]	.26	[3]	.18	[3]	.51	[3]	(.02)[3]
Class 529-C:
4/30/15[8,9]	9.91	—	[14]	.05		.05	(.01)	(.01)	(.02)	9.94	.48	25		1.37	[12]	1.27	[12]	1.58	[12]	(.07)[12]
10/31/14	9.85	—	[14]	.07		.07	— [14]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[14]	(.13)		(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37		1.26		1.57		(.04)
10/31/12[8,13]	10.00	—	[14]	—	[14]	— [14]	—	—	—	10.00	— [15]	4		.23	[3]	.17	[3]	.50	[3]	— [3,15]
Class 529-E:
4/30/15[8,9]	9.96	.02		.07		.09	(.07)	(.01)	(.08)	9.97	.84	4		.84	[12]	.74	[12]	1.05	[12]	.46 [12]
10/31/14	9.90	.05		.07		.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)		(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84		.73		1.04		.48
10/31/12[8,13]	10.00	.01		—	[14]	.01	—	—	—	10.01	.10	1		.16	[3]	.10	[3]	.43	[3]	.07 [3]
Class 529-F-1:
4/30/15[8,9]	10.02	.05		.06		.11	(.11)	(.01)	(.12)	10.01	1.07	9		.37	[12]	.27	[12]	.58	[12]	.93 [12]
10/31/14	9.94	.09		.08		.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)		(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37		.27		.58		.95
10/31/12[8,13]	10.00	.01		—	[14]	.01	—	—	—	10.01	.10	1		.12	[3]	.05	[3]	.38	[3]	.12 [3]

See page 40 for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

	Six months ended		Period ended October 31
Portfolio turnover rate for all share classes	April 30, 2015[3,8,9]		2014		2013		2012[3,8,13]
College 2033 Fund	—%[7,16]
College 2030 Fund	—	[16]	—%[16]		—%[16]		—%[16]
College 2027 Fund	11		—	[16]	—	[16]	—	[16]
College 2024 Fund	22		—	[16]	—	[16]	—	[16]
College 2021 Fund	28		—	[16]	—	[16]	—	[16]
College 2018 Fund	14		—	[16]	—	[16]	—	[16]
College 2015 Fund	—	[16]	2		1		—	[16]
College Enrollment Fund	6		13		8		—	[16]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC also reimbursed other fees and expenses.
[3]	Not annualized.
[4]	Total returns exclude any applicable sales charges.
[5]	This column does not include expenses of the underlying funds in which each fund invests.
[6]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 41 to 44 for further information regarding fees and expenses.
[7]	For the period March 27, 2015, commencement of operations, through April 30, 2015.
[8]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[9]	Unaudited.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	Amount less than $1 million.
[12]	Annualized.
[13]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[14]	Amount less than $.01.
[15]	Amount less than .01%.
[16]	Amount is either less than 1% or there is no turnover.

40	American Funds College Target Date Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2014, through April 30, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds College Target Date Series	41

College 2033 Fund

	Beginning account value	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return[5]	$1,000.00	$1,020.00	$.48	.51%	$.86	.91%
Class 529-A – assumed 5% return[5]	1,000.00	1,022.27	2.56	.51	4.56	.91
Class 529-B – actual return[5]	1,000.00	1,021.00	.18	.19	.56	.59
Class 529-B – assumed 5% return[5]	1,000.00	1,023.85	.95	.19	2.96	.59
Class 529-C – actual return[5]	1,000.00	1,020.00	1.10	1.17	1.48	1.57
Class 529-C – assumed 5% return[5]	1,000.00	1,018.99	5.86	1.17	7.85	1.57
Class 529-E – actual return[5]	1,000.00	1,020.00	.43	.46	.81	.86
Class 529-E – assumed 5% return[5]	1,000.00	1,022.51	2.31	.46	4.31	.86
Class 529-F-1 – actual return[5]	1,000.00	1,021.00	.19	.20	.56	.60
Class 529-F-1 – assumed 5% return[5]	1,000.00	1,023.80	1.00	.20	3.01	.60

College 2030 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,030.63	$2.11	.42%	$4.08	.81%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.06	.81
Class 529-B – actual return	1,000.00	1,026.25	6.18	1.23	8.14	1.62
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.10	1.62
Class 529-C – actual return	1,000.00	1,026.33	6.23	1.24	8.19	1.63
Class 529-C – assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.15	1.63
Class 529-E – actual return	1,000.00	1,028.24	3.57	.71	5.53	1.10
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.51	1.10
Class 529-F-1 – actual return	1,000.00	1,030.86	1.16	.23	3.12	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	3.11	.62

College 2027 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,024.98	$2.21	.44%	$4.07	.81%
Class 529-A – assumed 5% return	1,000.00	1,022.61	2.21	.44	4.06	.81
Class 529-B – actual return	1,000.00	1,021.16	6.16	1.23	8.02	1.60
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.00	1.60
Class 529-C – actual return	1,000.00	1,021.26	6.21	1.24	8.07	1.61
Class 529-C – assumed 5% return	1,000.00	1,018.65	6.21	1.24	8.05	1.61
Class 529-E – actual return	1,000.00	1,022.82	3.56	.71	5.42	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.41	1.08
Class 529-F-1 – actual return	1,000.00	1,025.62	1.16	.23	3.01	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	3.01	.60

42	American Funds College Target Date Series

College 2024 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,018.58	$2.25	.45%	$3.95	.79%
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.96	.79
Class 529-B – actual return	1,000.00	1,013.68	6.14	1.23	7.84	1.57
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.85	1.57
Class 529-C – actual return	1,000.00	1,014.26	6.14	1.23	7.84	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.85	1.57
Class 529-E – actual return	1,000.00	1,017.07	3.55	.71	5.25	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.26	1.05
Class 529-F-1 – actual return	1,000.00	1,019.37	1.15	.23	2.85	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.86	.57

College 2021 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,015.78	$2.20	.44%	$3.60	.72%
Class 529-A – assumed 5% return	1,000.00	1,022.61	2.21	.44	3.61	.72
Class 529-B – actual return	1,000.00	1,012.00	6.14	1.23	7.53	1.51
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.55	1.51
Class 529-C – actual return	1,000.00	1,011.53	6.13	1.23	7.53	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.55	1.51
Class 529-E – actual return	1,000.00	1,014.37	3.50	.70	4.89	.98
Class 529-E – assumed 5% return	1,000.00	1,021.32	3.51	.70	4.91	.98
Class 529-F-1 – actual return	1,000.00	1,016.66	1.15	.23	2.55	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.56	.51

College 2018 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,020.15	$2.30	.46%	$3.76	.75%
Class 529-A – assumed 5% return	1,000.00	1,022.51	2.31	.46	3.76	.75
Class 529-B – actual return	1,000.00	1,016.33	6.15	1.23	7.60	1.52
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.60	1.52
Class 529-C – actual return	1,000.00	1,015.33	6.15	1.23	7.60	1.52
Class 529-C – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.60	1.52
Class 529-E – actual return	1,000.00	1,018.34	3.50	.70	4.95	.99
Class 529-E – assumed 5% return	1,000.00	1,021.32	3.51	.70	4.96	.99
Class 529-F-1 – actual return	1,000.00	1,021.17	1.15	.23	2.61	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.65	1.15	.23	2.61	.52

See page 44 for footnotes.

American Funds College Target Date Series	43

College 2015 Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,011.46	$2.34	.47%	$3.89	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.46	2.36	.47	3.91	.78
Class 529-B – actual return	1,000.00	1,008.41	6.13	1.23	7.67	1.54
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	7.70	1.54
Class 529-C – actual return	1,000.00	1,008.06	6.17	1.24	7.72	1.55
Class 529-C – assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.75	1.55
Class 529-E – actual return	1,000.00	1,011.37	3.54	.71	5.09	1.02
Class 529-E – assumed 5% return	1,000.00	1,021.27	3.56	.71	5.11	1.02
Class 529-F-1 – actual return	1,000.00	1,012.72	1.20	.24	2.74	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.60	1.20	.24	2.76	.55

College Enrollment Fund

	Beginning account value 11/1/2014	Ending account value 4/30/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,009.32	$2.54	.51%	$4.09	.82%
Class 529-A – assumed 5% return	1,000.00	1,022.27	2.56	.51	4.11	.82
Class 529-B – actual return	1,000.00	1,006.01	6.32	1.27	7.86	1.58
Class 529-B – assumed 5% return	1,000.00	1,018.50	6.36	1.27	7.90	1.58
Class 529-C – actual return	1,000.00	1,004.78	6.31	1.27	7.85	1.58
Class 529-C – assumed 5% return	1,000.00	1,018.50	6.36	1.27	7.90	1.58
Class 529-E – actual return	1,000.00	1,008.41	3.69	.74	5.23	1.05
Class 529-E – assumed 5% return	1,000.00	1,021.12	3.71	.74	5.26	1.05
Class 529-F-1 – actual return	1,000.00	1,010.68	1.35	.27	2.89	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,023.46	1.35	.27	2.91	.58

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on March 27, 2015. The “assumed 5% return” line is based on 181 days.

44	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

The American Funds College Target Date Series’ board has approved renewal of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. In that connection, they recognized that each fund, except the College Enrollment Fund, seeks to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. They noted that the target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses; that the fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date; and that in this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods. They further noted that the College Enrollment Fund seeks to provide current income, consistent with preservation of capital.

The board and the committee compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, for the three-month, six-month, one-year and since-inception periods ended June 30, 2014.* This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds College 2030 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the Lipper category that includes the fund) and (ii) the S&P Target Date To 2030 Index. They noted that the fund’s investment results were higher than all of the comparisons.

American Funds College 2027 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2030 (the Lipper category that includes the fund) and (ii) the S&P Target Date To 2025 Index. They noted that the fund’s investment results were higher than all of the comparisons.

*	American Funds College 2033 Fund commenced operations on March 27, 2015. Therefore, investment results for the fund were not available at the meeting.

American Funds College Target Date Series	45

American Funds College 2024 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the Lipper category that includes the fund) and (ii) the S&P Target Date To 2025 Index. They noted that the fund’s investment results were higher than all of the comparisons.

American Funds College 2021 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2025 (the Lipper category that includes the fund) and (ii) the S&P Target Date To 2020 Index. They noted that the fund’s investment results were higher than the S&P Index for the six-month and since-inception periods, slightly below the S&P Index for the one-year and three-month periods, and substantially below all of the Lipper comparisons.

American Funds College 2018 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2020 (the Lipper category that includes the fund) and (ii) the S&P Target Date To 2015 Index. They noted that the fund’s investment results were substantially below all of the comparisons.

American Funds College 2015 Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Mixed-Asset Target Date Funds Average 2015 (the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were higher than or approximately equal to the Barclays Index for the one-year and since-inception periods, and substantially below the other comparisons.

American Funds College Enrollment Fund The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Short-Intermediate Investment Grade Debt Funds Average (the Lipper category that includes the fund) and (ii) the Barclays Intermediate U.S. Aggregate Index. They noted that the fund’s investment results were higher than the Lipper comparisons for the three-month and six-month periods, and below the other comparisons.

The board and the committee concluded that in view of the funds’ short history, each fund’s investment results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average of fees and expenses of those of the other funds included in its Lipper category described above.

46	American Funds College Target Date Series

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment accounts. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds College Target Date Series	47

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

48	American Funds College Target Date Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds College Target Date Series’ investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds College Target Date Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2015